Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Operating profit before tax		£ 4,232	£ 3,359	£ 2,239
Interest on subordinated liabilities		483	461	572
Interest on treasury bills and debt securities		(854)	(534)	(330)
Impairment losses /(releases) on loans to banks and customers		366	(496)	(647)
Profit on sale of subsidiaries and associates		(2,224)		(155)
Loss/(gain) on sale of other financial assets		22	(34)	(226)
(Gain)/loss on sale of property, plant and equipment		(58)	(50)	(75)
Defined benefit pension schemes		188	308	375
Charges and releases on provisions		1,243	1,333	1,930
Depreciation, amortisation and impairment of assets		1,489	768	837
Change in fair value taken to profit or loss of subordinated liabilities		317	(243)	(144)
Change in fair value taken to profit or loss of MRELs		539	(59)	(167)
Interest on MRELs		645	415	244
Loss on redemption of own debt				7
Change in fair value taken to profit or loss of other financial assets		(280)	585
Elimination of foreign exchange differences		949	415	(832)
Other non-cash items		(272)	1,872	(9)
Net cash flows from trading activities		6,785	8,100	3,619
Decrease/(increase) in net loans to banks		3,563	(1,923)	(206)
(Increase)/decrease in net loans to customers		(22,312)	4,675	2,672
(Increase)/decrease in trading assets		(659)	7,543
(Increase)/decrease in derivative assets		(16,680)	27,494	86,138
(Increase)/decrease in settlement balance assets		(1,459)	(411)	3,009
Decrease/(increase) in other financial assets		924	518	(1,319)
Decrease/(increase) in other assets		707	541	(31)
(Decrease)/increase in banks deposits		(2,804)	(7,099)	8,341
Increase/(decrease) in customer deposits		8,333	(1,064)	17,108
Increase/(decrease) in trading liabilities		1,599	(9,630)
Increase/(decrease) in derivative liabilities		17,982	(25,609)	(81,969)
Increase/(decrease) in settlement balance liabilities		1,003	222	5,649
Increase/(decrease) in other financial liabilities		2,871	2,366	956
(Decrease)/increase in other liabilities		(2,677)	(12,080)	(7,735)
Changes in operating assets and liabilities		(9,609)	(14,457)	32,613
Income taxes paid		(278)	(466)	(520)
Net cash flows from operating activities	[1]	(3,102)	(6,823)	35,712
Cash flows from investing activities
Sale and maturity of other financial assets		19,990	11,832	11,656
Purchase of other financial assets		(21,345)	(19,516)	(17,212)
Interest on other financial assets		854	534	330
Sale of property, plant and equipment		428	264	405
Purchase of property, plant and equipment		(559)	(619)	(1,132)
Net investment in business interests and intangible assets		(84)	(489)	(199)
Net cash flows from investing activities		(716)	(7,994)	(6,152)
Cash flows from financing activities
Issue of ordinary shares		17	144	306
Redemption of other equity instruments			(2,826)	(779)
Own shares acquired		(21)
Own shares disposed			22	89
Issue of subordinated liabilities		577
Redemption of subordinated liabilities		(1,108)	(2,258)	(5,747)
Redemption of debt preference shares				(748)
Service cost of other equity instruments		(3,429)	(803)	(612)
Interest on subordinated liabilities		(510)	(566)	(717)
Issuance of MRELs		3,640	6,996	3,612
Redemption and maturity of MRELs		(1,285)		(774)
Interest on MRELs		(428)	(237)	(139)
Net cash flows from financing activities	[2]	(2,547)	472	(5,509)
Effects of exchange rate changes on cash and cash equivalents		(1,983)	676	(16)
Net (decrease)/increase in cash and cash equivalents		(8,348)	(13,669)	24,035
Cash and cash equivalents at beginning of year		108,936	122,605	98,570
Cash and cash equivalents at end of year		£ 100,588	£ 108,936	£ 122,605

[1]	Includes interest received of £11,245 million (2018 - £10,927 million, 2017 - £10,946 million) and interest paid of £3,318 million (2018 - £2,511 million, 2017 - £2,300 million).
[2]	2018 and 2017 have been re-presented to align the balance sheet classification. MREL was previously presented in Operating activities and is now presented in Financing activities.